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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement

                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS PARTNERS LLC
Address: 2020 Calamos Court
         Naperville, Illinois 60563

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark J. Mickey
Title: Chief Compliance Officer
Phone: (630) 245-7200

Signature, Place, and Date of Signing:

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


/s/ Mark J. Mickey          Naperville, Illinois   May 8, 2006
-------------------------   --------------------   -----------
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:          87

Form 13F Information Table Value Total:    $105,004

                                        (thousands)

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
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                                                                                                                  Column 8
                                                                     Column 4  Column 5   Column 6  Column 7  Voting Authority
          Column 1                     Column 2             Column 3   Value  SHS or PRN Investment   Other  ------------------
      Names of Issuer               Title of Class           Cusip    (x1000)   Amount   Discretion Managers  Sole  Shared None
      ---------------       ------------------------------ --------- -------- ---------- ---------- -------- ------ ------ ----
AGCO CORP                   1.75% CASH PAY CONVERTIBLE SEN 001084AL6    $ 589 550000 prn    sole      none      550          0
ABAXIS INC                  COMMON STOCK                   002567105    $1950  86000 shs    sole      none    86000          0
ABRAXAS PETROLEUM CORP      COMMON STOCK                   003830106    $1526 260000 shs    sole      none   260000          0
ADVANCED MED OPTICS         2.50% CASH PAY CONVERTIBLE SEN 00763MAG3    $ 271 250000 prn    sole      none      250          0
AIR METHODS CORP            COMMON STOCK                   009128307    $2068  70000 shs    sole      none    70000          0
ALLIANT TECHSYS             3% CONVERTIBLE SENIOR SUBORDIN 018804AK0    $ 463 400000 prn    sole      none      400          0
AMERICAN PHYSICIANS CAP INC COMMON STOCK                   028884104    $1488  31000 shs    sole      none    31000          0
ANDERSONS INC               COMMON STOCK                   034164103    $2347  30000 shs    sole      none    30000          0
ANDREW CORP                 3.25% CASH PAY CONVERTIBLE SUB 034425AB4    $ 323 300000 prn    sole      none      300          0
ANSOFT CORP                 COMMON STOCK                   036384105    $1876  45000 shs    sole      none    45000          0
ARENA RESOURCES INC         COMMON STOCK                   040049108    $1920  55000 shs    sole      none    55000          0
ARMOR HOLDINGS INC          2.00% Senior Subordinated Conv 042260AC3    $ 364 300000 prn    sole      none      300          0
ASPEN TECHNOLOGY INC        COMMON STOCK                   045327103    $2530 200000 shs    sole      none   200000          0
ASYST TECHNOLOGIES INC      COMMON STOCK                   04648X107    $1770 170000 shs    sole      none   170000          0
BANKRATE INC                COMMON STOCK                   06646V108    $1960  45000 shs    sole      none    45000          0
BANKUNITED CAPITAL TR       3.125% SENIOR CONTINGENT CONVE 06652BAE3    $ 231 250000 prn    sole      none      250          0
CSG SYS INTL                2.50% CASH PAY SENIOR SUBORDIN 126349AB5    $ 497 500000 prn    sole      none      500          0
CANDELA CORP                COMMON STOCK                   136907102    $2052  95000 shs    sole      none    95000          0
CAPITAL SOURCE INC          3.50% CONVERTIBLE SENIOR NOTES 14055XAD4    $ 504 500000 prn    sole      none      500          0
CELADON GROUP INC           COMMON STOCK                   150838100    $1532  70000 shs    sole      none    70000          0
CHARMING SHOPPES INC        4.75% CONVERTIBLE SENIOR NOTES 161133AC7    $ 546 350000 prn    sole      none      350          0
COLUMBUS MCKINNON CORP      COMMON STOCK                   199333105    $1777  66000 shs    sole      none    66000          0
COMMSCOPE INC               1% Senior Subordinated Convert 203372AD9    $ 410 300000 prn    sole      none      300          0
COMPUCREDIT CORP            3.625% CASH PAY CONVERTIBLE NO 20478NAB6    $ 265 250000 prn    sole      none      250          0
COMPUTER PROGRAMS & SYSTEMS COMMON STOCK                   205306103    $1600  32000 shs    sole      none    32000          0
COMTECH TELECOM             2% SENIOR CONVERTIBLE NOTES DU 205826AD2    $ 482 450000 prn    sole      none      450          0
CONCEPTUS INC               COMMON STOCK                   206016107    $1442 110000 shs    sole      none   110000          0
CYTYC CORP                  2.25% CASH PAY CONVERTIBLE SEN 232946AB9    $ 577 525000 prn    sole      none      525          0
EDGE PETROLEUM CORP         COMMON STOCK                   279862106    $1674  67000 shs    sole      none    67000          0
EDWARDS LIFESCIENCES        3.875% CONVERTIBLE SENIOR NOTE 28176EAB4    $ 448 450000 prn    sole      none      450          0
ENCORE WIRE CORP            COMMON STOCK                   292562105    $2372  70000 shs    sole      none    70000          0
EURONET WORLDWIDE INC       3.5% CONVERTIBLE DEBENTURES DU 298736AF6    $ 294 250000 prn    sole      none      250          0
FLIR SYSTEMS INC            3% SENIOR CONVERTIBLE NOTES DU 302445AB7    $ 528 375000 prn    sole      none      375          0
FORD MOTOR CAP TRUST II     6.50% CONVERTIBLE TRUST PREFER 345395206    $ 397  13200 shs    sole      none    13200          0
FUEL-TECH NV                COMMON STOCK                   359523107    $2319 145000 shs    sole      none   145000          0
GATX CORP                   7.50% SENIOR UNSECURED CONVERT 361448AC7    $ 507 400000 prn    sole      none      400          0
GAIAM INC                   COMMON STOCK                   36268Q103    $2175 135000 shs    sole      none   135000          0
GENZYME CORP                1.25% SENIOR UNSECURED CONVERT 372917AN4    $ 489 450000 prn    sole      none      450          0
GMX RESOURCES INC           COMMON STOCK                   38011M108    $1423  38000 shs    sole      none    38000          0
GREY WOLF INC               3.75% SENIOR UNSECURED CONTING 397888AD0    $ 573 460000 prn    sole      none      460          0
GRIFFON CORP                4% SUBORDINATED UNSECURED CONV 398433AC6    $ 492 425000 prn    sole      none      425          0
HANOVER COMPRESSOR          4.75% Convertible Senior Unsec 410768AE5    $ 277 200000 prn    sole      none      200          0
HI-TECH PHARMACAL CO INC    COMMON STOCK                   42840B101    $1481  52500 shs    sole      none    52500          0
HORNBECK OFFSHORE SERVICES
   INC                      COMMON STOCK                   440543106    $1551  43000 shs    sole      none    43000          0
HUTCHINSON TECH             3.25% CONVERTIBLE SUBORDINATED 448407AF3    $ 366 350000 prn    sole      none      350          0
ILLUMINA INC                COMMON STOCK                   452327109    $1781  75000 shs    sole      none    75000          0

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
INSITUFORM TECH- A          COMMON STOCK                   457667103    $1596  60000 shs    sole      none    60000          0
INTEGRA LIFESCI 2.50%       2.50% Convertible Notes due 20 457985AB5    $ 640 505000 prn    sole      none      505          0
INVITROGEN                  2% CONVERTIBLE SENIOR NOTES DU 46185RAJ9    $ 282 250000 prn    sole      none      250          0
JAKKS PACIFIC               4.625% CONVERTIBLE SENIOR NOTE 47012EAB2    $ 509 350000 prn    sole      none      350          0
KV PHARMA                   2.50% CASH PAY SUBORDINATED CO 482740AC1    $ 245 225000 prn    sole      none      225          0
KENDLE INTL INC             COMMON STOCK                   48880L107    $2062  61000 shs    sole      none    61000          0
LKQ CORP                    COMMON STOCK                   501889208    $1915  92000 shs    sole      none    92000          0
LASERCARD CORP              COMMON STOCK                   51807U101    $2025  90000 shs    sole      none    90000          0
LIVEPERSON INC              COMMON STOCK                   538146101    $2534 350000 shs    sole      none   350000          0
MEDAREX INC                 2.25% SENIOR UNSECURED CONVERT 583916AG6    $ 248 225000 prn    sole      none      225          0
MERIX CORP                  COMMON STOCK                   590049102    $1968 160000 shs    sole      none   160000          0
MITCHAM INDUSTRIES INC      COMMON STOCK                   606501104    $1248  75000 shs    sole      none    75000          0
NEOWARE INC                 COMMON STOCK                   64065P102    $1925  65000 shs    sole      none    65000          0
NEUROMETRIX INC             COMMON STOCK                   641255104    $1674  43000 shs    sole      none    43000          0
NUTRI/SYSTEM INC            COMMON STOCK                   67069D108    $2138  45000 shs    sole      none    45000          0
NUVELO INC                  COMMON STOCK                   67072M301    $1960 110000 shs    sole      none   110000          0
OMNICARE INC                3.25% CASH PAY CONVERTIBLE SEN 681904AL2    $ 288 300000 prn    sole      none      300          0
OMNICELL INC                COMMON STOCK                   68213N109    $1595 140000 shs    sole      none   140000          0
ON ASSIGNMENT INC           COMMON STOCK                   682159108    $1757 160000 shs    sole      none   160000          0
OPEN SOLUTIONS INC          1.4673% CATZ DUE 2035          68371PAB8    $ 472 800000 prn    sole      none      800          0
OPNET TECHNOLOGIES INC      COMMON STOCK                   683757108    $1822 170000 shs    sole      none   170000          0
PETMED EXPRESS INC          COMMON STOCK                   716382106    $1688  95000 shs    sole      none    95000          0
PIPER JAFFRAY COS           COMMON STOCK                   724078100    $1925  35000 shs    sole      none    35000          0
PLAYBOY ENTERPRISES INC     3% CASH PAY CONVERTIBLE SR SUB 728117AB8    $ 403 400000 prn    sole      none      400          0
POWERWAVE TECH              1.875% CONVERTIBLE SUBORDINATE 739363AD1    $ 401 300000 prn    sole      none      300          0
QUANTUM CORP                4.375% CASH PAY CONVERTIBLE SU 747906AE5    $ 531 500000 prn    sole      none      500          0
HENRY SCHEIN INC            3% CONVERTIBLE SENIOR NOTES DU 806407AB8    $ 297 250000 prn    sole      none      250          0
SCHICK TECHNOLOGIES INC     COMMON STOCK                   806683108    $1996  40000 shs    sole      none    40000          0
SHUFFLE MASTER              1.25% CONTINGENT CONVERTIBLE S 825549AB4    $ 201 150000 prn    sole      none      150          0
SONIC AUTOMOTVE INC (STEP)  4.25% CONVERTIBLE SR SUB NOTES 83545GAK8    $ 379 300000 prn    sole      none      300          0
STAMPS.COM INC              COMMON STOCK                   852857200    $1939  55000 shs    sole      none    55000          0
SUNTERA CORP                3.75% Senior Subordinated Conv 86787DAC3    $ 205 200000 prn    sole      none      200          0
THESTREET.COM INC           COMMON STOCK                   88368Q103    $1625 215000 shs    sole      none   215000          0
THORATEC CORP               1.3798% SENIOR SUBORDINATED CO 885175AB5    $ 334 500000 prn    sole      none      500          0
TRADESTATION GROUP INC      COMMON STOCK                   89267P105    $1866 135000 shs    sole      none   135000          0
24/7 REAL MEDIA INC         COMMON STOCK                   901314203    $2249 215000 shs    sole      none   215000          0
VIGNETTE CORP               COMMON STOCK                   926734401    $1254  85000 shs    sole      none    85000          0
VIISAGE TECHNOLOGY INC      COMMON STOCK                   92675K205    $1839 105000 shs    sole      none   105000          0
VITAL IMAGES INC            COMMON STOCK                   92846N104    $2045  60000 shs    sole      none    60000          0
WILD OATS MARKETS INC       COMMON STOCK                   96808B107    $2033 100000 shs    sole      none   100000          0
YRC WORLDWIDE INC           3.375% Convertible Senior Unse 985577AB1    $ 389 350000 prn    sole      none      350          0